BORROWINGS	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
BORROWINGS	BORROWINGS

In millions	September 30, 2025	December 31, 2024
Non-current borrowings	$791.9	$790.8
Revolving credit facility	93.9	—
Other borrowings	259.5	136.5
Total	$1,145.3	$927.3
Non-current borrowings
Senior Secured Notes
On February 16, 2024, Amer Sports Company (the “Issuer”), our wholly owned subsidiary, entered into an indenture (the “Indenture”) with The Bank of New York Mellon, as trustee, Wilmington Trust (London) Limited, as notes collateral agent, and the guarantors party thereto, pursuant to which the Issuer issued $800.0 million principal amount of 6.75% senior secured notes (the “Notes”). Pursuant to the Indenture, the Notes will mature on February 16, 2031.
Revolving credit facility
On February 16, 2024, the Company entered into a credit agreement, providing for (amongst other facilities) a new $710.0 million 5-year revolving credit facility (the “New Revolving Credit Facility”). The New Revolving Credit Facility is available in U.S. dollars or Euros and is intended to assist with the Company's short-term liquidity needs. As of September 30, 2025, the Company had outstanding borrowings of $93.9 million on the New Revolving Credit Facility.
Other borrowings
Standard Chartered Bank Facility
The Company, through a subsidiary in Switzerland, has an outstanding credit line with Standard Chartered Bank which allows for up to $120.0 million, available, but not limited to be made in U.S. dollars, Euros, and British Pound, in short-term loans for working capital requirements (“Standard Chartered Bank Facility”), which bears interest at the applicable SOFR, EURIBOR, and/or SONIA reference rate (depending on the currency of the draw down) and an agreed upon margin. Borrowings on the Standard Chartered Bank Facility were $117.4 million and nil as of September 30, 2025 and December 31, 2024, respectively.
China Facilities
On September 2, 2024, the Company, through a subsidiary in China, entered into a CNY 500 million unsecured working capital line of credit with China Merchants Bank Co., Ltd (the “September China Facility”), which bore interest at 3.0%. The line of credit was fully repaid in September 2025.
On November 19, 2024, the Company, through a subsidiary in China, entered into a CNY 500 million unsecured working capital line of credit with Bank of China Limited (the “November China Facility”), which bears interest at the one-year China Loan Prime Rate less 50 basis points, equivalent to 2.6% at the date of withdrawal on November 22, 2024. The line of credit expires in November 2025. As of September 30, 2025, $70.2 million (based on the CNY/USD exchange rate on September 30, 2025), the full amount of the line of credit under the November China Facility was outstanding and included in Other Borrowings on the unaudited condensed consolidated interim statement of financial position.
On August 4, 2025, the Company, through a subsidiary in China, entered into a CNY 540 million facility with Standard Chartered Bank (China) Limited, (the “August China Facility”), which includes bonds and guarantees of up to CNY 540 million and, at the option of the Company, either a CNY 500 million unsecured working capital line of credit or CNY 500 million synthetic loan. Borrowings under the working capital line of credit bear interest at a rate per annum equal to the one-year China Loan Prime Rate adjusted by an agreed upon spread equivalent to 2.15% at the date of withdrawal on August 21, 2025. The line of credit expires in August 2026. As of September 30, 2025, $70.2 million (based on the CNY/USD exchange rate on September 30, 2025), the full amount of the line of credit under the August China Facility was outstanding and included in Other Borrowings on the unaudited condensed consolidated interim statement of financial position.